Long Term Debt - Narrative (Details)				1 Months Ended	2 Months Ended	3 Months Ended				6 Months Ended		7 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 21, 2020 USD ($)	Jun. 12, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 12, 2019 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	May 25, 2021	Oct. 20, 2020 USD ($) $ / shares	Sep. 29, 2020 USD ($)	Mar. 09, 2020 USD ($)	Feb. 19, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Mar. 27, 2019 USD ($)	Mar. 05, 2019 USD ($)	May 26, 2017 USD ($)	Jan. 27, 2017 USD ($)
Debt Instrument [Line Items]
Gain (loss) on debt instrument						$ (6,008,000)			$ 312,000	$ (45,661,000)	$ (2,222,000)					$ (20,163,000)	$ (2,969,000)
Long-term debt	$ 54,641,000			$ 128,504,000		$ 128,504,000		$ 54,641,000		$ 128,504,000			$ 54,641,000	$ 54,641,000		$ 54,641,000
Warrants issued (in shares) | shares										18,694						51,859	304,864
Warrants outstanding, exercise price (in dollars per share) | $ / shares	$ 0.01			$ 0.01		$ 0.01		$ 0.01		$ 0.01			$ 0.01	$ 0.01		$ 0.01	$ 0.01
Forgiveness of Paycheck Protection Program loan				$ 2,900,000		$ 2,860,000				$ 2,860,000	0
Class of warrants or rights exercise price | $ / shares	$ 0.01			$ 0.01		$ 0.01		$ 0.01		$ 0.01			$ 0.01	$ 0.01		$ 0.01	$ 0.01
Proceeds from the issuance of common stock											1,961,000					$ 1,961,000	$ 38,639,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						$ (6,008,000)			$ 312,000	$ (45,661,000)	$ (2,222,000)					(20,163,000)	$ (2,969,000)
Long term debt net of current portion	$ 54,641,000			$ 128,504,000		$ 128,504,000		$ 54,641,000		$ 128,504,000			$ 54,641,000	$ 54,641,000		$ 54,641,000
3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.00%							3.00%					3.00%	3.00%		3.00%
Gain (loss) on debt instrument														$ 10,825,000
Long-term debt	$ 21,281,000							$ 21,281,000					$ 21,281,000	21,281,000		$ 21,281,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings														10,825,000
8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Gain (loss) on debt instrument													4,374,000
Long-term debt	8,000,000							8,000,000					8,000,000	8,000,000		8,000,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings													4,374,000
5.00% – $30.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage				5.00%		5.00%				5.00%
Convertible Notes
Debt Instrument [Line Items]
Long term debt net of current portion	$ 76,281,000			$ 164,453,000		$ 164,453,000		$ 76,281,000		$ 164,453,000			$ 76,281,000	$ 76,281,000		$ 76,281,000
Convertible Notes | 3.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.00%			3.00%		3.00%		3.00%	3.00%	3.00%	3.00%		3.00%	3.00%		3.00%			3.00%			3.00%
Unpaid interest						$ 100,000				$ 300,000
Gain (loss) on debt instrument						1,100,000				4,108,000						$ 10,800,000
Long-term debt	$ 21,281,000			$ 21,281,000		21,281,000		$ 21,281,000		21,281,000			$ 21,281,000	$ 21,281,000		21,281,000
Debt instrument, principal amount	21,300,000			21,300,000		21,300,000		21,300,000		21,300,000			21,300,000	21,300,000		21,300,000						$ 21,300,000
Long term debt term																						5 years
Debt instrument face value	$ 21,300,000			$ 21,300,000		21,300,000		$ 21,300,000		21,300,000			$ 21,300,000	$ 21,300,000		21,300,000						$ 21,300,000
Proceeds from the issuance of common stock																300,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						$ 1,100,000				$ 4,108,000						10,800,000
Convertible Notes | 3.00% – 2020 Convertible Notes | Prospective Equity Financing [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of common stock																$ 10,000,000.0
Debt instrument conversion price price per share | $ / shares																				$ 14.298
Convertible Notes | 3.00% – 2020 Convertible Notes | Prospective Exit Event [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																				14.298
Convertible Notes | 3.00% – 2020 Convertible Notes | Maturity [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																				14.298
Convertible Notes | 3.00% – 2020 Convertible Notes | If Equity Financing Is Not Raised [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																				$ 14.298
Convertible Notes | 3.00% – 2020 Convertible Notes | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																						20,000,000.0
Debt instrument face value																						$ 20,000,000.0
Convertible Notes | 3.00% – 2020 Convertible Notes | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																				$ 1,300,000
Debt instrument face value																				$ 1,300,000
Convertible Notes | 8.00% – 2020 Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage	8.00%			8.00%		8.00%		8.00%		8.00%			8.00%	8.00%		8.00%							8.00%
Unpaid interest						$ 200,000			$ 100,000	$ 300,000	$ 200,000
Gain (loss) on debt instrument						500,000				2,249,000						$ 6,800,000
Long-term debt	$ 8,000,000			$ 8,000,000		8,000,000		$ 8,000,000		8,000,000			$ 8,000,000	$ 8,000,000		8,000,000
Debt instrument, principal amount	8,000,000.0			8,000,000.0		8,000,000.0		8,000,000.0		8,000,000.0			8,000,000.0	8,000,000.0		8,000,000.0							$ 8,000,000.0
Long term debt term																							7 years
Debt instrument face value	$ 8,000,000.0			$ 8,000,000.0		8,000,000.0		8,000,000.0		8,000,000.0			8,000,000.0	8,000,000.0		8,000,000.0							$ 8,000,000.0
Proceeds from the issuance of common stock																600,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						$ 500,000				$ 2,249,000						6,800,000
Convertible Notes | 8.00% – 2020 Convertible Notes | Investor Warrants Exercisable Into Common Stock [Member]
Debt Instrument [Line Items]
Warrants outstanding, exercise price (in dollars per share) | $ / shares																							$ 0.00001
Class of warrants or rights exercise price | $ / shares																							0.00001
Convertible Notes | 8.00% – 2020 Convertible Notes | Prospective Equity Financing [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																							$ 14.298
Convertible Notes | 8.00% – 2020 Convertible Notes | Prospective Exit Event [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price, discount																							25.00%
Shares issued price per share | $ / shares																							$ 14.298
Convertible Notes | 8.00% – 2020 Convertible Notes | Maturity [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																							$ 14.298
Convertible Notes | 5.00% – $50.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage				5.00%		5.00%				5.00%
Unpaid interest						$ 100,000				$ 300,000
Gain (loss) on debt instrument						300,000				946,000
Long-term debt				$ 10,274,000		10,274,000				10,274,000
Debt instrument, principal amount				50,000,000.0		50,000,000.0				50,000,000.0
Proceeds from equity triggering debt conversion, minimum, amount				$ 25,000,000.0		$ 25,000,000.0				$ 25,000,000.0
Debt instrument, convertible, conversion price, discount				15.00%		15.00%				15.00%
Debt instrument, convertible, denominator used to calculate conversion price, amount				$ 1,500,000,000.0		$ 1,500,000,000.0				$ 1,500,000,000.0
Debt instrument face value				$ 50,000,000.0		50,000,000.0				50,000,000.0
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						$ 300,000				$ 946,000
Convertible Notes | 5.00% – $25.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage				5.00%		5.00%				5.00%
Unpaid interest						$ 300,000				$ 600,000
Gain (loss) on debt instrument						1,300,000				5,478,000
Long-term debt				$ 25,000,000		25,000,000				25,000,000
Debt instrument, principal amount				25,000,000.0		25,000,000.0				25,000,000.0
Proceeds from equity triggering debt conversion, minimum, amount				$ 25,000,000.0		$ 25,000,000.0				$ 25,000,000.0
Debt instrument, convertible, conversion price, discount				25.00%		25.00%				25.00%
Debt instrument, convertible, denominator used to calculate conversion price, amount				$ 800,000,000.0		$ 800,000,000.0				$ 800,000,000.0
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount				$ 675,000,000.0		$ 675,000,000.0				$ 675,000,000.0
Debt instrument, conversion price										100.00%
Warrants issued (in shares) | shares	278,775
Warrants outstanding, stated rate				5.00%		5.00%				5.00%
Warrants outstanding, exercise price (in dollars per share) | $ / shares				$ 0.00001		$ 0.00001				$ 0.00001
Debt instrument face value				$ 25,000,000.0		$ 25,000,000.0				$ 25,000,000.0
Class of warrants or rights exercise price | $ / shares				$ 0.00001		$ 0.00001				$ 0.00001
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						$ 1,300,000				$ 5,478,000
Convertible Notes | 5.00% – $30.0 Million Convertible Notes
Debt Instrument [Line Items]
Debt instrument, stated percentage				5.00%		5.00%				5.00%
Unpaid interest						$ 400,000				$ 700,000
Gain (loss) on debt instrument						1,400,000				8,413,000
Long-term debt				$ 30,000,000		30,000,000				30,000,000
Debt instrument, principal amount				30,000,000.0		30,000,000.0				30,000,000.0
Proceeds from equity triggering debt conversion, minimum, amount				$ 25,000,000.0		$ 25,000,000.0				$ 25,000,000.0
Debt instrument, convertible, conversion price, discount				25.00%		25.00%				25.00%
Debt instrument, convertible, denominator used to calculate conversion price, amount				$ 800,000,000.0		$ 800,000,000.0				$ 800,000,000.0
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount				800,000,000.0		800,000,000.0				800,000,000.0
Debt instrument face value				30,000,000.0		30,000,000.0				30,000,000.0
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						1,400,000				8,413,000
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																								$ 15,000,000.0
Long term debt term																	2 years
Debt instrument face value																								$ 15,000,000.0
Long term debt fixed rate percentage																	8.00%
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Equity Financing [Member]
Debt Instrument [Line Items]
Proceeds from the issuance of common stock			$ 24,000,000.0
Debt instrument conversion price price per share | $ / shares			$ 11.44		$ 11.44
Interest Expense, Debt, Excluding Amortization					$ 300,000												$ 15,000,000.0
Debt Conversion, Converted Instrument, Shares Issued | shares			1,336,344
Gain (Loss) on Extinguishment of Debt																	$ 3,000,000.0
Share Price | $ / shares			$ 13.65		$ 13.65
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Forecast [Member] | Prospective Equity Financing [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price, discount																	20.00%
Proceeds from the issuance of common stock																	$ 10,000,000.0
Debt instrument conversion price price per share | $ / shares																	$ 11.4384
Shares issued price per share | $ / shares																	14.298
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Forecast [Member] | Prospective Exit Event [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																	14.298
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Forecast [Member] | Maturity [Member]
Debt Instrument [Line Items]
Debt instrument conversion price price per share | $ / shares																	$ 14.298
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Tranche One [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																										$ 6,700,000
Debt instrument face value																										$ 6,700,000
Convertible Notes | Two Thousand And Nineteen Convertible Notes [Member] | Tranche Two [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																									$ 8,300,000
Debt instrument face value																									$ 8,300,000
2020 Term Facility Loan
Debt Instrument [Line Items]
Gain (loss) on debt instrument						1,200,000		1,729,000		14,921,000						1,700,000
Interest paid						200,000				300,000
Long-term debt	$ 22,500,000			33,949,000		33,949,000		22,500,000		33,949,000			22,500,000	22,500,000		22,500,000
Debt instrument, portion to be converted to equity																			30.00%
Debt instrument, portion to be repaid																			70.00%
Debt instrument, principal amount	35,000,000.0			35,000,000.0		35,000,000.0		35,000,000.0		35,000,000.0			35,000,000.0	35,000,000.0		35,000,000.0
Debt instrument face value	35,000,000.0			$ 35,000,000.0		35,000,000.0		35,000,000.0		35,000,000.0			35,000,000.0	35,000,000.0		35,000,000.0
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings						$ 1,200,000		1,729,000		14,921,000						1,700,000
2020 Term Facility Loan
Debt Instrument [Line Items]
Gain (loss) on debt instrument							$ 1,200,000			14,900,000
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings							$ 1,200,000			$ 14,900,000
January Two Thousand And Seventeen Term Loan [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																												$ 5,000,000.0
Warrants outstanding, exercise price (in dollars per share) | $ / shares												$ 8.646			$ 8.646			$ 8.646
Long term debt date of maturity												Mar. 31, 2020			Mar. 31, 2020			Mar. 31, 2020
Long term debt term												36 months			36 months			36 months
Long term debt floor rate												9.00%			9.00%			9.00%
Debt instrument face value																												$ 5,000,000.0
Class of warrants or rights warrants issued during the period units | shares																		52,050
Class of warrants or rights exercise price | $ / shares												$ 8.646			$ 8.646			$ 8.646
Class of warrants or rights maturity date												Jan. 27, 2027			Jan. 27, 2027			Jan. 27, 2027
January Two Thousand And Seventeen Term Loan [Member] | Prime Rate [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread															5.50%
May Two Thousand And Seventeen Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																											$ 10,000,000.0
Long term debt term												36 months			36 months			36 months
Debt instrument variable interest rate spread												5.50%
Long term debt floor rate												9.00%			9.00%			9.00%
Debt instrument face value																											10,000,000.0
Long term debt variable interest rate percentage																	11.00%
Proceeds from long term bank loan																		$ 5,000,000.0
May Two Thousand And Seventeen Term Loan [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																											5,000,000.0
Debt instrument face value																											5,000,000.0
May Two Thousand And Seventeen Term Loan [Member] | Kreos Capital [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount																											4,500,000
Warrants outstanding, exercise price (in dollars per share) | $ / shares												$ 8.646			$ 8.646			$ 8.646
Debt instrument face value																											$ 4,500,000
Class of warrants or rights warrants issued during the period units | shares																		52,050
Class of warrants or rights exercise price | $ / shares												$ 8.646			$ 8.646			$ 8.646
Class of warrants or rights maturity date												May 26, 2027			May 26, 2027			May 26, 2027
Term Loan [Member] | Two Thousand And Nineteen Convertible Notes [Member]
Debt Instrument [Line Items]
Gain (loss) on debt instrument																2,500,000
Interest paid																2.0
Long-term debt	$ 22,500,000							$ 22,500,000					$ 22,500,000	$ 22,500,000		$ 22,500,000
Debt instrument, principal amount																					$ 35,000,000.0
Debt instrument face value																					$ 35,000,000.0
Long term debt fixed rate percentage	0.10%							0.10%					0.10%	0.10%		0.10%
Fair value measurements with unobservable inputs reconciliation recurring basis liability gain loss included in earnings																$ 2,500,000
Term Loan [Member] | Two Thousand And Nineteen Convertible Notes [Member] | Prospective Qualified Exit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Public float	$ 350,000,000.0							$ 350,000,000.0					$ 350,000,000.0	$ 350,000,000.0		350,000,000.0
Paycheck Protection Program, CARES Act [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,860,000							$ 2,860,000					$ 2,860,000	$ 2,860,000		$ 2,860,000
Long term debt term	24 months							24 months					24 months	24 months		24 months
Proceeds from long term bank loan		$ 2,900,000
Long term debt fixed rate percentage	1.00%							1.00%					1.00%	1.00%		1.00%
Number of times the payroll expenses for which the loan may be borrowed		2.5
Long term debt net of current portion	$ 2,900,000							$ 2,900,000					$ 2,900,000	$ 2,900,000		$ 2,900,000